RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES (Schedule of Liabilities Arising from Financing) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1, 2022	$ 13,943
Cash-flows:
Principal amount loaned – term loan	0	$ 0	$ 1,764
Principal amount loaned – convertible note	0	20,000	0
Interest paid for senior secured term loan	7,314	6,424	0
Interest paid for convertible note	300	199	0
Interest paid on exchangeable notes	(8)	(1,293)	(3,996)
Repayment of exchangeable notes	0	(86,730)	0
Repayment of CEBA loan	(2,318)	(2,761)	(2,939)
Non-cash:
Interest charged	7,622	7,914
Loss on disposal of Exchangeable Notes	0	9,678	0
Balance at December 31, 2022	12,566	13,943
Borrowings & derivative financial instruments [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1, 2022	59,826	83,343
Cash-flows:
Principal amount loaned – term loan	5,000	81,250
Principal amount loaned – convertible note		20,000
Loan origination costs paid	(194)	(3,591)
Interest paid for senior secured term loan	(7,314)	(6,424)
Interest paid for convertible note	(300)	(199)
Interest paid on exchangeable notes	(8)	(1,293)
Repayment of exchangeable notes		(86,730)
Repayment of term loan	(10,050)	(34,500)
Repayment of CEBA loan	0	(23)
Penalty paid for early settlement of term loan	(905)	(3,450)
Non-cash:
Penalty for early settlement charged	905	3,450
Shares issued as consideration for purchase of Exchangeable Notes		(6,133)
Equity component of convertible note at date of issue		(6,709)
Derivative financial asset at date of issue	11	202
Loss on disposal of Exchangeable Notes		9,678
Disposals (related to Right of Use assets)	0
Additions (related to Right of Use assets)	0	0
Exchange adjustment	0	0
Loan forgiven		(7)
Accretion interest	1,927	3,351
Fair value of derivative liability - warrants	(1,133)	(303)
Balance at December 31, 2022	55,387	59,826	83,343
Lease liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1, 2022	13,943	15,845
Cash-flows:
Principal amount loaned – term loan	0	0
Principal amount loaned – convertible note		0
Loan origination costs paid	0	0
Interest paid for senior secured term loan	0	0
Interest paid for convertible note	0	0
Interest paid on exchangeable notes	0	0
Repayment of exchangeable notes		0
Repayment of term loan		0
Repayment of CEBA loan	(2,318)	(2,761)
Penalty paid for early settlement of term loan	0	0
Non-cash:
Interest charged	0	0
Penalty for early settlement charged	0	0
Shares issued as consideration for purchase of Exchangeable Notes		0
Equity component of convertible note at date of issue		0
Derivative financial asset at date of issue	0	0
Loss on disposal of Exchangeable Notes		0
Disposals (related to Right of Use assets)	(106)
Additions (related to Right of Use assets)	112	830
Exchange adjustment	311	(628)
Loan forgiven		0
Accretion interest	624	657
Fair value of derivative liability - warrants	0	0
Balance at December 31, 2022	$ 12,566	$ 13,943	$ 15,845